Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Basic and Diluted Earnings per Share From Operations
Basic earnings per share from operations for the years ended December 31, 2018, 2019 and 2020, is calculated as follows:

	2018		2019		2020
Profit attributable to ordinary shares (In millions of Korean won)	￦	645,571	￦	645,703	￦	700,889
Weighted average number of ordinary shares outstanding (In number of shares)		245,049,466		245,171,283		245,207,307
Basic earnings per share (In Korean won)		2,634		2,634		2,858
Diluted earnings per share from operations is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Controlling Company has dilutive potential ordinary shares from convertible preferred stocks, stock options and other share-based payments.

Diluted earnings per share from operations for the years ended December 31, 2018, 2019 and 2020 is calculated as follows:

	2018		2019		2020
Profit attributable to ordinary shares (In millions of Korean won)	￦	645,571	￦	645,703	￦	700,889
Adjustment to net income attributable to ordinary shares (In millions of Korean won)		—		(157)		—
Diluted profit attributable to ordinary shares (In millions of Korean won)		645,571		645,546		700,889
Number of dilutive potential ordinary shares outstanding (In number of shares)		1,163		70,267		69,598
Weighted average number of ordinary shares outstanding (In number of shares)		245,050,629		245,241,550		245,276,905
Diluted earnings per share (In Korean won)		2,634		2,632		2,858